                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                  LARGE CAP GROWTH
                                OPPORTUNITIES FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Large Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $859 million to $367.5 billion as of June 30, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                  FUND PROFILE - First American Large Cap Growth
                                                  Opportunities Fund

First American Large Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1995                                                                            30.03%   Best Quarter:
1996                                                                            18.15%   Quarter ended  December 31, 1998     24.04%
1997                                                                            22.91%
1998                                                                            30.46%   Worst Quarter:
1999                                                                            14.29%   Quarter ended  September 30, 2001  (17.48)%
2000                                                                            -1.22%
2001                                                                           -22.21%
2002                                                                           -25.08%
2003                                                                            24.20%
2004                                                                             8.97%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Opportunities Fund         12/29/92                   4.39%                   (6.43)%                    6.43%
-------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                           1.68%                  (10.36)%                    7.40%
-------------------------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

(2)An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.65%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             0.94%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                 96
   3 years                                                    $                300
   5 years                                                    $                520
  10 years                                                    $              1,155


                              2
                                  FUND PROFILE - First American Large Cap Growth
                                                  Opportunities Fund

First American Large Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Thomas A. Gunderson, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the fund since December 2003. Prior to joining U.S. Bancorp Asset Management in 2003, he managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 17 years and has 22 years of financial industry experience.

Hal Goldstein, Senior Equity Portfolio Manager, has co-managed the fund since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, he was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 24 years of financial industry experience, including 10 years in portfolio management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.
Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                  FUND PROFILE - First American Large Cap Growth
                                                  Opportunities Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                         LARGE CAP
                                        VALUE FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Large Cap Value FUND

--------------------------------------------------------------------------------

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $859 million to $367.5 billion as of June 30, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes meet at least two of the following criteria:

- undervalued relative to other securities in the same industry or market.

- good or improving fundamentals.

- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Large Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1

                                     FUND PROFILE - First American Large Cap
                                     Value Fund

First American Large Cap Value FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1995                                                                            32.23%   Best Quarter:
1996                                                                            29.47%   Quarter ended   December 31, 1998   16.64%
1997                                                                            22.80%
1998                                                                             9.99%   Worst Quarter:
1999                                                                             8.20%   Quarter ended  September 30, 2002 (18.78)%
2000                                                                             0.46%
2001                                                                            -7.71%
2002                                                                           -20.75%
2003                                                                            25.82%
2004                                                                            13.44%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05                                   Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                          2/4/94                  11.70%                     2.48%                    8.49%
-------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(1)                                           14.06%                     6.56%                   12.03%
-------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.65%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             0.94%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                 96
   3 years                                                    $                300
   5 years                                                    $                520
  10 years                                                    $              1,155


                              2
                                     FUND PROFILE - First American Large Cap
                                     Value Fund

First American Large Cap Value FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Brent Mellum, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the fund since April 2004. Mr. Mellum joined U.S. Bancorp Asset Management in 1993 and has 12 years of financial industry experience, including 10 years in portfolio management.

Kevin Earley, CFA, Equity Portfolio Manager, has co-managed the fund since September 2000. Mr. Earley joined U.S. Bancorp Asset Management in 1997. Mr. Earley has 18 years of financial industry experience, including seven years in portfolio management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                     FUND PROFILE - First American Large Cap
                                     Value Fund


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                    MID CAP GROWTH
                                OPPORTUNITIES FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Mid Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of June 30, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $878 million to $14.5 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:
- above average growth in revenue and earnings.
- strong competitive position.
- strong management.
- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks.   While stocks of mid-cap companies may be slightly
less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund

First American Mid Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1995                                                                            29.64%  Best Quarter:
1996                                                                            18.87%  Quarter ended  December 31, 1999     24.27%
1997                                                                            17.42%
1998                                                                             4.91%  Worst Quarter:
1999                                                                             2.53%  Quarter ended  September 30, 2001  (19.85)%
2000                                                                            25.60%
2001                                                                            -3.41%
2002                                                                           -15.21%
2003                                                                            33.41%
2004                                                                            21.61%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Opportunities Fund           12/28/89                  16.16%                     8.05%                   11.36%
-------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(2)                                        10.86%                   (5.23)%                    9.43%
-------------------------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund.

(2)An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is part of the larger Russell 1000 Growth Index. The Russell 1000 Growth Index is an unmanaged index that measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.70%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             0.99%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                101
   3 years                                                    $                315
   5 years                                                    $                547
  10 years                                                    $              1,213


                              2
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund

First American Mid Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

David Lettenberger, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the fund since May 2003. He joined U.S. Bancorp Asset Management in 1999 and has 12 years of financial industry experience. Mr. Lettenberger previously managed the Small Cap Select Fund.

Nancy Barber, CFA, Equity Portfolio Manager, has co-managed the fund since May 2003. She joined U.S. Bancorp Asset Management in 1998. Ms. Barber has eight years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                           MID CAP
                                        VALUE FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Mid Cap Value FUND

--------------------------------------------------------------------------------

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of June 30, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $878 million to $14.5 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

- are undervalued relative to other securities in the same industry or market.

- exhibit good or improving fundamentals.

- exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Mid Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks.   While stocks of mid-cap companies may be slightly
less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                                           FUND PROFILE - First American Mid
                                           Cap Value Fund

First American Mid Cap Value FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1995                                                                            20.30%  Best Quarter:
1996                                                                            32.34%  Quarter ended  June 30, 1997         17.97%
1997                                                                            24.53%
1998                                                                           -12.96%  Worst Quarter:
1999                                                                            -6.00%  Quarter ended  September 30, 1998  (30.80)%
2000                                                                            21.27%
2001                                                                            -0.28%
2002                                                                            -9.06%
2003                                                                            33.97%
2004                                                                            23.10%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05                                   Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                            2/4/94                  18.52%                    13.57%                   10.68%
-------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(1)                                         21.80%                    14.86%                   14.28%
-------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index is part of the larger Russell 1000 Value Index. The Russell 1000 Value Index is an unmanaged index that measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.70%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             1.00%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                102
   3 years                                                    $                318
   5 years                                                    $                552
  10 years                                                    $              1,225


                              2
                                           FUND PROFILE - First American Mid
                                           Cap Value Fund

First American Mid Cap Value FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Kevin Earley, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since June 2004. Prior to that time, he co-managed the Fund since 1999. Mr. Earley joined U.S. Bancorp Asset Management in 1997 and has 18 years of financial industry experience, including seven years in portfolio management.

Brent Mellum, CFA, Senior Equity Portfolio Manager, has co-managed the fund since October 1999. Mr. Mellum joined U.S. Bancorp Asset Management in 1993 and has 12 years of financial industry experience, including 10 years in portfolio management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Mid
                                           Cap Value Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                  SMALL CAP GROWTH
                                OPPORTUNITIES FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Small Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of June 30, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $70 million to $2.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:
- above average growth in revenue and earnings.
- strong competitive position.
- strong management.
- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve
substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund

First American Small Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)
(BAR CHART)

1996                                                                            57.23%  Best Quarter:
1997                                                                            13.92%  Quarter ended  December 31, 1999     70.80%
1998                                                                            -2.45%
1999                                                                           137.79%  Worst Quarter:
2000                                                                            11.60%  Quarter ended  September 30, 1998  (30.81)%
2001                                                                             5.39%
2002                                                                           -25.59%
2003                                                                            59.45%
2004                                                                             0.88%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                                                      Since
AS OF 6/30/05(1,2)                               Date                One Year                Five Years                Inception
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Opportunities Fund            8/1/95                   1.57%                     2.73%                   21.70%
--------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(3)                                            4.29%                   (4.51)%                    4.41%
--------------------------------------------------------------------------------------------------------------------------------

(1)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. On 9/24/01, the fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund.
(2)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.
(3)An unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     1.00%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.31%
  Total Annual Fund Operating Expenses(1)                                             1.31%
  Less Contractual Waiver of Fund Expenses(2)                                        (0.09)%
  NET EXPENSES(2)                                                                     1.22%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year adjusted to reflect a decrease in the fund's management fee from 1.40% to 1.00%, effective July 1, 2005.
(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.22%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                124
   3 years                                                    $                406
   5 years                                                    $                710
  10 years                                                    $              1,571


                              2
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund

First American Small Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.(1) U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Sean A. McLeod, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since April 2004. Mr. McLeod was employed by M&I Investment Management Corporation from December 1997 to April 2004 where he served as portfolio manager of the Marshall Small Cap Growth Fund and senior equity analyst on the Marshall Small and Mid Cap Growth Funds. Mr. McLeod has 10 years of financial industry experience.

Rob McDougall, CFA, Equity Portfolio Manager, has co-managed the fund since May 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He has 17 years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.
Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

---------------------------------------------------------------

(1)As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is conducting an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.


                              3
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                         SMALL CAP
                                       SELECT FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Small Cap Select FUND

--------------------------------------------------------------------------------

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of June 30, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $70 million to $2.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve
substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Small
                                           Cap Select Fund

First American Small Cap Select FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1995                                                                            17.24%  Best Quarter:
1996                                                                            10.98%  Quarter ended  December 31, 2001     27.52%
1997                                                                            20.79%
1998                                                                            -7.77%  Worst Quarter:
1999                                                                            17.10%  Quarter ended  September 30, 1998  (24.71)%
2000                                                                            20.04%
2001                                                                            12.39%
2002                                                                           -17.76%
2003                                                                            44.57%
2004                                                                            15.70%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Select Fund                         5/6/92                   6.28%                     8.73%                   10.32%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                                  9.45%                     5.71%                    9.90%
-------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's SmallCap 600 Index(3)                               13.45%                    10.51%                   12.93%
-------------------------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2)An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's SmallCap 600 Index as a benchmark. Going forward, the fund will use the Russell 2000 Index as a comparison, because its composition better matches the fund's investment strategies.

(3)An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.70%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             0.99%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                101
   3 years                                                    $                315
   5 years                                                    $                547
  10 years                                                    $              1,213


                              2
                                           FUND PROFILE - First American Small
                                           Cap Select Fund

First American Small Cap Select FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Allen Steinkopf, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has more than 12 years of financial industry experience.

Andy Adams, CFA, Equity Portfolio Manager, has co-managed the fund since August 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Adams was the co-manager of the large cap growth portfolio at Knelman Asset Management Group in Minneapolis. Prior to that, he served as a senior equities analyst and an equities analyst at Advantus Capital Management. Mr. Adams has nine years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.
Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Small
                                           Cap Select Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                         SMALL CAP
                                        VALUE FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Small Cap Value FUND

--------------------------------------------------------------------------------

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of June 30, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $70 million to $2.4 billion.

In selecting stocks, the fund's advisor invests in securities it believes meet at least two of the following criteria:

- undervalued relative to other securities in the same industry or market.

- good or improving fundamentals.

- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Small Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve
substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                                           FUND PROFILE - First American Small
                                           Cap Value Fund

First American Small Cap Value FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1995                                                                             47.33%  Best Quarter:
1996                                                                             20.36%  Quarter ended  June 30 1999         18.90%
1997                                                                             20.37%
1998                                                                             -8.26%  Worst Quarter:
1999                                                                              6.24%  Quarter ended  September 30, 1998 (23.17)%
2000                                                                             20.43%
2001                                                                              5.21%
2002                                                                            -14.09%
2003                                                                             43.24%
2004                                                                             19.65%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                          1/1/88                  14.47%                    11.82%                   12.38%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                                           14.39%                    16.12%                   13.89%
-------------------------------------------------------------------------------------------------------------------------------

(1)Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.70%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             1.00%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                102
   3 years                                                    $                318
   5 years                                                    $                552
  10 years                                                    $              1,225


                              2
                                           FUND PROFILE - First American Small
                                           Cap Value Fund

First American Small Cap Value FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Mark T. Leslie, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the fund since July 2003. Mr. Leslie joined U.S. Bancorp Asset Management in 1997 and has 15 years of financial industry experience, including seven years in portfolio management.

David F. Johnson, CFA, Equity Portfolio Manager, has co-managed the fund since July 2003. Mr. Johnson joined U.S. Bancorp Asset Management in 1997 and has 15 years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Small
                                           Cap Value Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

6/2005

                                          July 15, 2005
                                          Fund Profile
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS

                        EQUITY INDEX FUND

            U.S. BANK 401(K) SAVINGS PLAN
                           CLASS Y SHARES

                                          This profile is intended for use in
                                          connection with the U.S. Bank 401(k)
                                          Savings Plan and is not intended for
                                          use by other investors.

                                          This profile summarizes key
                                          information about the fund that is
                                          included in the fund's prospectus. The
                                          fund's prospectus includes additional
                                          information about the fund, including
                                          a more detailed description of the
                                          risks associated with investing in the
                                          fund that you may want to consider
                                          before you invest. You may obtain the
                                          prospectus and other information about
                                          the fund at no cost by calling First
                                          American Funds Investor Services at
                                          800 677-FUND, or by contacting your
                                          investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Equity Index FUND

--------------------------------------------------------------------------------

OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Equity Index Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short
or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Failure to Match Performance of S&P 500.   The fund's ability to replicate the
performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, changes in the composition of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Equity
                                           Index Fund

First American Equity Index FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1995                                                                            36.97%  Best Quarter:
1996                                                                            22.44%  Quarter ended  December 31, 1998     21.39%
1997                                                                            32.84%
1998                                                                            28.56%  Worst Quarter:
1999                                                                            20.41%  Quarter ended  September 30, 2002  (17.17)%
2000                                                                            -9.58%
2001                                                                           -12.13%
2002                                                                           -22.19%
2003                                                                            28.14%
2004                                                                            10.50%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05                                   Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                             2/4/94                   6.02%                   (2.63)%                    9.58%
-------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                               6.32%                   (2.37)%                    9.94%
-------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-----------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------
  Management Fees                                                            0.25%
  Distribution and Service (12b-1) Fees                                      None
  Other Expenses                                                             0.29%
  Total Annual Fund Operating Expenses(1)                                    0.54%
  Less Contractual Waiver of Fund Expenses(2)                               (0.17)%
  NET EXPENSES(2)                                                            0.37%
-----------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006, so that Net Expenses do not exceed 0.37%. These fee waivers and expense reimbursements may be terminated at any time after January 31, 2006, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                 38
   3 years                                                    $                156
   5 years                                                    $                284
  10 years                                                    $                660


                              2
                                           FUND PROFILE - First American Equity
                                           Index Fund

First American Equity Index FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Walter A. French, Director, Equity Risk Management and Quantitative Products, has served as the primary portfolio manager for the Equity Index Fund since October 1999. Mr. French joined U.S. Bancorp Asset Management in 1999 and has 31 years of financial industry experience, including 15 years in portfolio management.

David A. Friar, Quantitative Equity Analyst. Mr. Friar has co-managed the funds since July 2000. Mr. Friar joined U.S. Bancorp Asset Management in 1999 and has seven years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Equity
                                           Index Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                     INTERNATIONAL
                                              FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American International FUND

---------------------------------------------------------------

OBJECTIVE

International Fund has an objective of long-term growth of capital.

---------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

- that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share, and strength of management.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth. Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

---------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in International Fund include:

Risks of Equity Securities.   Equity securities may decline significantly in
price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing.   International investing involves risks not
typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets.   The risks of international investing are
particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Small- and Mid-Cap Stocks.   Stocks of small-and mid-cap companies
involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Foreign Currency Hedging Transactions. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending.   To generate additional income, the fund may lend
securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

---------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

On December 9, 2004, J.P. Morgan Investment Management Inc. was hired as sub-advisor to manage the fund's assets. Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American
                                           International Fund

First American International FUND continued

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1995                                                                             9.59%  Best Quarter:
1996                                                                            10.36%  Quarter ended  December 31, 1999     27.60%
1997                                                                             4.88%
1998                                                                            17.91%  Worst Quarter:
1999                                                                            50.93%  Quarter ended  September 30, 2002  (19.13)%
2000                                                                           -15.35%
2001                                                                           -23.38%
2002                                                                           -18.85%
2003                                                                            36.43%
2004                                                                            10.91%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 6/30/05(1,2)                              Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
International Fund                            4/4/94                   9.77%                   (4.51)%                    5.55%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)                                14.13%                   (0.17)%                    5.57%
-------------------------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund. Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund.

(2)Prior to 12/9/04, the fund's assets were managed by a different sub-advisor.

(3)An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     1.00%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             1.29%
  Less Contractual Waiver of Fund Expenses(2)                                        (0.02)%
  NET EXPENSES(2)                                                                     1.27%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year adjusted to reflect a decrease in the fund's management fee from 1.10% to 1.00%, effective July 1, 2005.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.27%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                129
   3 years                                                    $                407
   5 years                                                    $                706
  10 years                                                    $              1,555


                              2
                                           FUND PROFILE - First American
                                           International Fund

First American International FUND continued

---------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located at 522 Fifth Avenue, New York, New York, is the sub-advisor for International Fund.

J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of March 31, 2005, J.P. Morgan and its affiliates had approximately $790 billion in assets under management.

The International Fund is managed by a team led by James Fisher and Howard Williams. James Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Howard Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.

---------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

---------------------------------------------------------------
PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American
                                           International Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - BOND FUNDS

                                    CORE BOND FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Core Bond FUND

--------------------------------------------------------------------------------

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

- mortgage- and asset-backed securities.

- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. The fund may also lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund's yield.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in Core Bond Fund include:

Interest Rate Risk.   Debt securities typically decrease in value when interest
rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration, explained in "More About the Funds -- Investment Strategies," are measures of the fund's interest rate risk.

Income Risk.   The fund's income could decline due to falling market interest rates.

Credit Risk.   An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk.   During periods of falling interest rates, a bond issuer may
"call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in "More About the Funds -- Risks."

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions.   The use of mortgage dollar rolls could
increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending.   When the fund lends securities, it is subject to
the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection
with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund's advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Core
                                           Bond Fund

First American Core Bond FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1995                                                                            17.29%  Best Quarter:
1996                                                                             3.46%  Quarter ended   June 30, 1995      6.13%
1997                                                                             8.85%
1998                                                                             8.93%  Worst Quarter:
1999                                                                            -2.76%  Quarter ended   June 30, 2004    (2.48)%
2000                                                                            11.06%
2001                                                                             8.10%
2002                                                                             8.31%
2003                                                                             4.22%
2004                                                                             3.78%

AVERAGE ANNUAL TOTAL RETURNS                 Inception
AS OF 6/30/05                                     Date                One Year                Five Years                Ten Years
---------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                  2/4/94                   6.30%                     6.71%                    6.12%
---------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)                                           6.80%                     7.40%                    6.83%
---------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index comprised of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.50%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             0.80%
  Less Contractual Waiver of Fund Expenses(2)                                        (0.10)%
  NET EXPENSES(2)                                                                     0.70%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.
(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006, so that Net Expenses do not exceed 0.70%. These fee waivers and expense reimbursements may be terminated at any time after January 31, 2006, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                 71
   3 years                                                    $                245
   5 years                                                    $                434
  10 years                                                    $                980


                              2
                                           FUND PROFILE - First American Core
                                           Bond Fund

First American Core Bond FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Timothy A. Palmer, CFA, Senior Fixed-Income Portfolio Manager, has served as the primary portfolio manager for the fund since he joined U.S. Bancorp Asset Management in May 2003. Mr. Palmer was a Senior Fixed Income Portfolio Manager at American Express Financial Advisors from April 2001 until February 2003. Prior to joining American Express, Mr. Palmer was Managing Principal and CEO at Atlas Capital Management LLC, a fixed-income management company. Mr. Palmer has 19 years of financial industry experience, including 16 years in portfolio management.

Chris J. Neuharth, CFA, Senior Fixed-Income Portfolio Manager, has co-managed the fund since October 2002. Mr. Neuharth rejoined U.S. Bancorp Asset Management in 2000 and has 24 years of financial industry experience, including 20 years in portfolio management. From August 1999 to February 2000, Mr. Neuharth was employed by Brinson Partners where he served as a director and senior portfolio manager.

Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, has co-managed the fund since June 2001. Ms. Kung joined U.S. Bancorp Asset Management in 1993 and has 13 years of portfolio management experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Core
                                           Bond Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


6/2005

                                               July 15, 2005
                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - BOND FUNDS

                                      INTERMEDIATE
                                   GOVERNMENT BOND
                                              FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Intermediate Government Bond FUND

--------------------------------------------------------------------------------

OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests substantially all of its assets in U.S. government securities that pay interest that is generally exempt from state income tax. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities that pay interest exempt from state income tax include U.S. Treasury obligations and obligations issued by certain U.S. government agencies or instrumentalities, including, but not limited to, the following:

- Federal Farm Credit Banks;

- Federal Home Loan Banks System; and

- Tennessee Valley Authority.

Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

Interest Rate Risk.   Debt securities typically decrease in value when interest
rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration, explained in "More About The
Funds -- Investment Strategies," are measures of the fund's interest rate risk.

Income Risk.   The fund's income could decline due to falling market interest rates.

Credit Risk.   An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk.   During periods of falling interest rates, a bond issue may
"call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Active Management.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American
                                           Intermediate Government Bond Fund

First American Intermediate Government Bond FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)


                                                                                  Best Quarter:
                                                                                  Quarter ended  March 31, 2004       1.97%

2003                                                                       1.59%  Worst Quarter:
2004                                                                       1.74%  Quarter ended  June 30, 2004      (2.26)%


AVERAGE ANNUAL TOTAL RETURNS                          Inception                                                        Since
AS OF 6/30/05                                              Date                      One Year                      Inception
----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund                      10/25/02                         3.88%                          2.54%
----------------------------------------------------------------------------------------------------------------------------
Lehman Intermediate Treasury Bond Index(1)                                              3.86%                          2.48%
----------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and 10 years. The since inception performance of the index is calculated from 10/31/02.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.50%
  Distribution and Service (12b-1) Fees                                               None
  Other Expenses                                                                      0.28%
  Total Annual Fund Operating Expenses(1)                                             0.78%
  Less Contractual Waiver of Fund Expenses(2)                                        (0.18)%
  NET EXPENSES(2)                                                                     0.60%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after January 31, 2006, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
   1 year                                                     $                 61
   3 years                                                    $                231
   5 years                                                    $                415
  10 years                                                    $                948


                              2
                                           FUND PROFILE - First American
                                           Intermediate Government Bond Fund

First American Intermediate Government Bond FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, has served as the primary portfolio manager for the fund since November 2002. Ms. Kung joined U.S. Bancorp Asset Management in 1993 and has 13 years of portfolio management experience.

Linda Sauber, Fixed-Income Trader, has co-managed the fund since February 2003. Prior to joining U.S. Bancorp Asset Management in 2003, Ms. Sauber obtained her MBA from the University of St. Thomas after working as a senior fixed-income trader with Advantus Capital Management. She has 17 years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American
                                           Intermediate Government Bond Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


6/2005